SUPPLEMENTAL CASH FLOW INFORMATION - Non-cash Investing and Financing Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash Flow Statement [Abstract]
Marketable securities received for sale of exploration and evaluation assets (note 6)	$ 1,751	$ 992
Transfer of share-based payment reserve upon exercise of stock options	(2,864)	(1,339)
Acquisition of Chinchillas mineral property (note 3)	$ 0	$ 28,839